Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets Net
Schedule of Intangible assets

	As of June 30, 2022	As of December 31, 2021

Licensed software	$2,758,883	$2,899,801
Capitalized development costs	4,525,858	4,757,030
Platform system	42,699	44,880
Customer relationships	164,226	172,614
Less: accumulated amortization	(3,509,079)	(3,095,844)
Intangible assets, net	$3,982,587	$4,778,481

Schedule of Intangible Assets Future Amortization Expense

For the six months June 30,	Estimated amortization expense

2023	1,090,395
2024	1,063,923
2025	1,014,309
2026	645,874
Thereafter	168,086
Total	$3,982,587